Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Revenues	$ 1,152,390	$ 1,229,413	$ 1,019,539
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Royal Dutch Shell Plc [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 349,000	$ 315,300
Percentage of consolidated revenue	30.00%	26.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Petroleo Brasileiro S.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 222,000	$ 224,600	$ 228,100
Percentage of consolidated revenue	19.00%	18.00%	22.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 113,500	$ 132,700	$ 194,300
Percentage of consolidated revenue	10.00%	11.00%	19.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | E. ON [Member]
Revenue, Major Customer [Line Items]
Revenues		$ 129,200	$ 120,200
Percentage of consolidated revenue		11.00%	12.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Repsol S.A. [Member]
Revenue, Major Customer [Line Items]
Revenues			$ 112,600
Percentage of consolidated revenue			11.00%